Financial Instruments - Summary the position of hedging instruments (Detail) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 BRL (R$)		Dec. 31, 2024 BRL (R$)		Dec. 31, 2023 BRL (R$)		Dec. 31, 2023 USD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets		R$ 900,317		R$ 831,378		R$ 827,045
Fair value, Liabilities		(580,915)		(441,600)		(626,734)
Gains (losses), Profit or loss		(665,167)		28,161		(563,750)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		(105,154)		465,054		R$ (332,117)
Current		127,254		246,084
Non-current		773,063		585,294
Current		(246,064)		(74,087)
Non-current		(334,851)		(367,513)
Derivatives designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets		462,951		347,875														$ 637,128
Fair value, Liabilities		(298,664)		(124,484)														(373,895)
Gains (losses), Profit or loss		(288,131)		(169,780)				$ (284,504)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ (105,154)		R$ 465,054				$ (332,117)
Derivatives designated as hedge accounting [member] | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD + 4.9%	[1]	USD + 3.28%	[1]	USD + 0.00%	[2]	USD + 0.00%	[2]
Contracted rates-liabilities		103.5% DI	[1]	105.7% DI	[1]	53.60% of DI	[2]	53.60% of DI	[2]
Maturity		Feb/29	[1]	Sept/25	[1]	Oct/26	[2]	Oct/26	[2]
Notional amount | $	[3]									$ 459,863	[1]			$ 206,067	[1]			234,000	[2]
Fair value, Assets		R$ 759	[1]	R$ 76,649	[1]	R$ 0	[2]
Fair value, Liabilities		(113,093)	[1]	(3,808)	[1]	(106,657)	[2]
Gains (losses), Profit or loss		(249,486)	[1]	171,493	[1]	(145,949)	[2]
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 44,536	[1]	R$ 5,647	[1]	R$ 0	[2]
Derivatives designated as hedge accounting [member] | Foreign exchange swap one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	EUR + 3.0%		EUR + 5.16%		USD + 5.47%		USD + 5.47%
Contracted rates-liabilities	[1]	104.4% DI		109.2% DI		110.02% of DI		110.02% of DI
Maturity	[1]	Feb/37		Mar/25		Sept/25		Sept/25
Notional amount	[1],[3]											€ 77,535				€ 115,518		206,067
Fair value, Assets	[1]	R$ 15,833		R$ 76,123		R$ 0
Fair value, Liabilities	[1]	(27,803)		0		(119,094)
Gains (losses), Profit or loss	[1]	(59,455)		84,875		(223,555)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ 2,035		R$ (1,742)		R$ (3,768)
Derivatives designated as hedge accounting [member] | Foreign exchange swap two [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	JPY + 1.5%		JPY + 1.50%		EUR + 5.12%		EUR + 5.12%
Contracted rates-liabilities	[1]	109.4% DI		109.4% DI		111.93% of DI		111.93% of DI
Maturity	[1]	Mar/25		Mar/25		Jan/24		Jan/24
Notional amount	[1],[3]												¥ 12,564,393				¥ 12,564,393			€ 22,480
Fair value, Assets	[1]	R$ 0		R$ 0		R$ 0
Fair value, Liabilities	[1]	0		(45,826)		(22,529)
Gains (losses), Profit or loss	[1]	(30,066)		47,567		(23,304)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ (323)		R$ 5,294		R$ 230
Derivatives designated as hedge accounting [member] | Foreign exchange swap three [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	SOFR + 0.9%		SOFR + 1.29%		JPY + 1.50%		JPY + 1.50%
Contracted rates-liabilities	[1]	103.5% DI		112.5% DI		109.40% of DI		109.40% of DI
Maturity	[1]	Feb/29		Sept/25		Mar/25		Mar/25
Notional amount	[1],[3]									302,627				4,535							¥ 12,564,393
Fair value, Assets	[1]	R$ 2,953		R$ 2,114		R$ 0
Fair value, Liabilities	[1]	(54,511)		0		(120,746)
Gains (losses), Profit or loss	[1]	(83,256)		2,566		(130,726)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ 934		R$ (30)		R$ (4,775)
Derivatives designated as hedge accounting [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	IPCA + 5.3%		IPCA + 5.13%		IPCA + 5.03%		IPCA + 5.03%
Contracted rates-liabilities	[1]	103.8% DI		104.5% DI		102.87% of DI		102.87% of DI
Maturity	[1]	Oct/35		Jun/32		Jun/32		Jun/32
Notional amount	[1],[3]	R$ 2,655,355		R$ 2,660,000		R$ 3,226,054
Fair value, Assets	[1]	367,790		189,156		598,311
Fair value, Liabilities	[1]	0		0		0
Gains (losses), Profit or loss	[1]	99,994		(345,529)		260,301
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ (141,399)		R$ 355,746		R$ (313,641)
Derivatives designated as hedge accounting [member] | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	IPCA + 3.0%		IPCA + 2.83%		10.48%		10.48%
Contracted rates-liabilities	[1]	69.9% DI		69.5% DI		103.64% of DI		103.64% of DI
Maturity	[1]	Nov/41		Nov/41		Jun/27		Jun/27
Notional amount	[1],[3]	R$ 358,871		R$ 151,465		R$ 615,791
Fair value, Assets	[1]	3,765		0		12,515
Fair value, Liabilities	[1]	(15,143)		(3,321)		(3,182)
Gains (losses), Profit or loss	[1]	(11,729)		(3,321)		10,694
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ 44,373		R$ 37,511		R$ (10,163)
Derivatives designated as hedge accounting [member] | Interest rate swap contract two [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	12.8%		USD + 11.17%
Contracted rates-liabilities	[1]	104.7% DI		104.3% DI
Maturity	[1]	Apr/40		Jul/27
Notional amount	[1],[3]	R$ 1,048,881		R$ 525,791
Fair value, Assets	[1]	1,572		0
Fair value, Liabilities	[1]	(20,605)		(53,638)
Gains (losses), Profit or loss	[1]	18,159		(67,786)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ (55,310)		R$ 62,628
Derivatives designated as hedge accounting [member] | Commodity Forward [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	BRL		USD		BRL		BRL
Contracted rates-liabilities	[1]	Heating Oil/ RBOB		Heating Oil/ RBOB		Heating Oil/ RBOB		Heating Oil/ RBOB
Maturity	[1]	Mar/26		Jan/25		Jan/24		Jan/24
Notional amount | $	[1],[3]									548,628				5,753				129,894
Fair value, Assets	[1]	R$ 63,293		R$ 3,104		R$ 22,343
Fair value, Liabilities	[1]	(52,819)		(11,869)		(854)
Gains (losses), Profit or loss	[1]	13,709		(25,309)		(50,977)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ 0		R$ 0		R$ 0
Derivatives designated as hedge accounting [member] | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	BRL		USD		BRL		BRL
Contracted rates-liabilities	[1]	USD		USD		USD		USD
Maturity	[1]	Mar/26		Feb/25		Feb/24		Feb/24
Notional amount | $	[1],[3]									206,491				6,853				211,179
Fair value, Assets	[1]	R$ 6,986		R$ 729		R$ 3,959
Fair value, Liabilities	[1]	(14,690)		(6,022)		(833)
Gains (losses), Profit or loss	[1]	13,999		(34,336)		19,012
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	0		0		0
Derivatives not designated as hedge accounting
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets		437,366		483,503		189,917
Fair value, Liabilities		(282,251)		(317,116)		(252,839)
Gains (losses), Profit or loss		(377,036)		197,941		(279,246)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0
Derivatives not designated as hedge accounting | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD		USD		0.00%		0.00%
Contracted rates-liabilities		52.5% CDI		52.5% CDI		52.99% of CDI		52.99% of CDI
Maturity		Jun/29		Jun/29		Jun/29		Jun/29
Notional amount | $										300,000				300,000				375,000
Fair value, Assets		R$ 378,422		R$ 465,031		R$ 186,925
Fair value, Liabilities		0		0		(45,877)
Gains (losses), Profit or loss		(198,583)		268,734		(188,395)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0
Derivatives not designated as hedge accounting | Foreign exchange swap one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD + 5.0%
Contracted rates-liabilities		CDI + 1.6%
Maturity		Feb/31
Notional amount | $										50,000
Fair value, Assets		R$ 0
Fair value, Liabilities		(11,798)
Gains (losses), Profit or loss		(28,124)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0
Derivatives not designated as hedge accounting | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		IPCA + 6.0%		USD + 5.25%		5.25%		5.25%
Contracted rates-liabilities		92.4% DI		CDI -1.4%		1.36% of CDI		1.36% of CDI
Maturity		Oct/28		Jun/29		Jun/29		Jun/29
Notional amount | $										380,000				300,000				300,000
Fair value, Assets		R$ 2,728		R$ 0		R$ 0
Fair value, Liabilities		0		(306,748)		(196,243)
Gains (losses), Profit or loss		(13,575)		(166,103)		9,257
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0
Derivatives not designated as hedge accounting | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD + 5.3%
Contracted rates-liabilities		CDI - 1.4%
Maturity		Jun/29
Notional amount | $										300,000
Fair value, Assets		R$ 0
Fair value, Liabilities		(226,714)
Gains (losses), Profit or loss		(26,070)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0
Derivatives not designated as hedge accounting | Commodity Forward [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		BRL		BRL		BRL		BRL
Contracted rates-liabilities		Heating Oil/ RBOB		Heating Oil/ RBOB		Heating Oil/ Marine Fuel/ Others		Heating Oil/ Marine Fuel/ Others
Maturity		Nov/26		Mar/25		Mar/24		Mar/24
Notional amount | $										98,504				2,422				18,127
Fair value, Assets		R$ 52,974		R$ 4,926		R$ 1,524
Fair value, Liabilities		(12,259)		(3,867)		(2,310)
Gains (losses), Profit or loss		5,090		53,069		5,489
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0
Derivatives not designated as hedge accounting | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD		USD		USD		USD
Contracted rates-liabilities		BRL		BRL		BRL		BRL
Maturity		Mar/26		Mar/25		Mar/24		Mar/24
Notional amount | $										$ 244,037				$ 15,425				$ 457,099
Fair value, Assets		R$ 3,242		R$ 13,546		R$ 1,468
Fair value, Liabilities		(31,480)		(6,501)		(8,409)
Gains (losses), Profit or loss		(115,774)		42,241		(105,597)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0

[1]	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).
[2]	Derivative financial instruments designated for cash flow hedge accounting (see Note 25.g.2).
[3]	Currency as indicated.